2. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment
	USEFUL LIVES	2014	2013

Furniture and Fixtures	3 or 5 years	$1,089,380	$1,060,084
Leasehold Improvements	5 years	4,084	4,084
		1,093,464	1,064,168
Less Accumulated Depreciation		830,984	597,396
		$262,480	$466,772